Jun. 30, 2024
Frontier MFG Global Sustainable Fund | Frontier MFG Global Sustainable Fund
Investment Objective.

The investment objective of the Frontier MFG Global Sustainable Fund (the “Fund”) is to seek attractive risk-adjusted returns over the medium- to long-term while reducing the risk of permanent capital loss.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
	Institutional	Service
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	1.07%	1.04%
Total Other Expenses	1.07%	1.19%
Total Annual Fund Operating Expenses(1)	1.87%	1.99%
Less: Fee Waiver/Expense Reimbursement(2)	(1.07)%	(1.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.80%	0.95%

(1)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2024.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Service
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	none	none
Other Expenses
Shareholder Servicing Fee	none	0.15%
Additional Other Expenses	1.07%	1.04%
Total Other Expenses	1.07%	1.19%
Total Annual Fund Operating Expenses(1)	1.87%	1.99%
Less: Fee Waiver/Expense Reimbursement(2)	(1.07)%	(1.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	0.80%	0.95%

(1)	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement” for Service Class shares do not correlate to the “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2024.

(2)	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2026, and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$82	$373	$805	$2,009
Service Class	$97	$416	$874	$2,143

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of issuers listed on U.S. and international stock exchanges that meet the criteria for environmental, social and governance (“ESG”) and low carbon investments of the Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”). Equity securities in which the Fund will invest as a principal investment strategy consist of common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). In selecting investments for the Fund, MFG Asset Management reviews a broad spectrum of ESG issues for their materiality of impact on the future earnings and risks of companies. MFG Asset Management considers amongst other things and where applicable: environmental issues, such as climate change and pollution; social issues, such as human rights and health and safety; and corporate governance issues, such as governance and compensation structures. The choice of ESG factors for any company will vary by industry and company. In addition, MFG Asset Management incorporates a proprietary process that facilitates the identification of companies with materially lower carbon factor risk through the analysis of factors such as carbon emissions intensity and fossil fuel exposure.

The Fund invests in a non-diversified portfolio of high quality companies, which are companies that MFG Asset Management believes are market leaders in their industry, earn returns on capital above the cost of capital, and have long term and sustainable competitive advantages. The Fund will generally hold between 20 to 50 companies in its portfolio that meet these criteria. Under normal market conditions, the Fund will allocate its assets among issuers located in at least three different countries and will invest at least 40% of its net assets in non-U.S. companies. MFG Asset Management may reduce this 40% minimum investment amount to 30% if it deems market conditions to be unfavorable. With respect to its non-U.S. investments, the Fund invests in companies located in developed countries but may also invest in emerging markets as part of its principal investment strategy. The Fund may invest in companies of any size, but generally invests in companies with a market capitalization of at least $5 billion.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance. Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future. Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2024, through September 30, 2024, was 18.78%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

16.02% (2nd quarter, 2020)	(16.84)% (1st quarter, 2020)

Average Annual Total Returns (For the periods ended December 31, 2023)
Institutional Class	One Year	Since Inception(1)
Return Before Taxes	31.64%	7.99%
Return After Taxes on Distributions	31.36%	7.64%
Return After Taxes on Distributions and Sale of Fund Shares	18.94%	6.20%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	23.79%	11.48%

Service Class	One Year	Since Inception(1)
Return Before Taxes	31.60%	5.98%
MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes)	23.79%	10.44%

(1)	The Institutional Class and the Service Class commenced operations on October 9, 2019, and October 20, 2020, respectively.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary. After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred or other tax advantaged arrangements, such as a 401(k) plan or individual retirement account (“IRA”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.